PROMISSORY NOTE	12 Months Ended
Dec. 31, 2022
Promissory Note
PROMISSORY NOTE

9. PROMISSORY NOTE

On November 21, 2022, the Company announced a $7,000,000 million bridge loan (the “Bridge Loan”) financing from Pinnacle Island LP (the “Lender”). The Bridge Loan financing closed on November 25, 2022 and net proceeds of $6,740,000 were received by the Company (after deducting the commitment fee of $260,000). The Bridge Loan is evidenced by the issuance of a promissory note by the Company to the Lender (the “Promissory Note”). The Promissory Note has a principal amount of $7 million and bears interest at a rate of 10% per annum, calculated monthly and initially payable on February 22, 2023, being the maturity date of the Promissory Note, with a right of the Company to extend the maturity date to March 22, 2023 and further by providing written notice to the Lender by February 15, 2023. The Company extended the maturity to March 22, 2023 and negotiated further extension to November 24, 2023. All other terms of the Promissory Note remain the same. Further details are disclosed in the subsequent events note 17 for further details.

In connection with the promissory note, the Company accrued $70,959 of interest due to the Lender as at December 31, 2022.

The obligations of the Company under the Promissory Note are fully and unconditionally guaranteed by each of its existing and future subsidiaries. No assets of the Company were pledged as collateral under the Promissory Notes. The Promissory Note is subject to certain covenants and provisions on events of default, repayments and mandatory prepayments.

In connection with the Bridge Loan financing, the Company also issued 119,229 common share purchase warrants to the Lender, each of which is exercisable to acquire one common share of the Company at a price of $2.04 per share until November 25, 2023. The fair value of the liability of the warrants was estimated at $46,492 using the Black-Scholes Option Pricing Model. Subsequent to year end, in connection with the extension of the maturity of the promissory note from March 22, 2023 to November 24, 2023 these warrants were cancelled and 350,000 new non-transferrable common share purchase warrants were issued.